Other reserves - Summary of Other Reserves Attributable to Royal Dutch Shell plc Shareholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ 18,909
Comprehensive income/(loss) attributable to Shell plc shareholders	44,333		$ 26,235	$ (23,512)
Repurchases of shares	(18,547)	[1]	(3,513)	(1,214)
Ending balance	21,132		18,909
Total
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	18,909		12,752	14,451
Comprehensive income/(loss) attributable to Shell plc shareholders	2,024		6,134	(1,832)
Transfer from other comprehensive income	(34)		(45)	270
Repurchases of shares	57	[1]	10	6
Share-based compensation	176		58	(143)
Ending balance	21,132		18,909	12,752
Merger reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	37,298		37,298	37,298
Ending balance	37,298		37,298	37,298
Share premium reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	154		154	154
Ending balance	154		154	154
Capital redemption reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	139		129	123
Repurchases of shares	57		10	6
Ending balance	196		139	129
Share plan reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	964		906	1,049
Share-based compensation	176		58	(143)
Ending balance	1,140		964	906
Accumulated other comprehensive income
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(19,646)		(25,735)	(24,173)
Comprehensive income/(loss) attributable to Shell plc shareholders	2,024		6,134	(1,832)
Transfer from other comprehensive income	(34)		(45)	270
Ending balance	$ (17,656)		$ (19,646)	$ (25,735)

[1]	Includes shares committed to repurchase under irrevocable contracts and repurchases subject to settlement at the end of the year. (See Note 26)